Commitments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020 T
Conda Phosphate operations [Member]
Disclosure of commitments [Line Items]
Percentage of ammonia supplied	100.00%
Percentage of mono ammonium phosphate purchased	100.00%
Estimated mono ammonium phosphate production	330,000
Profertil [Member]
Disclosure of commitments [Line Items]
Percentage of gas supplied by JV partner	70.00%
Carseland [Member]
Disclosure of commitments [Line Items]
Description of power co-generation agreement	The Carseland facility has a power co-generation agreement, expiring on December 31, 2026, which provides 60 megawatt-hours of power per hour.